                             AIM FLOATING RATE FUND
                           CLASS B AND CLASS C SHARES
                        Supplement dated August 20, 2001
                       to the Prospectus dated May 1, 2001
                          as supplemented June 14, 2001


The following information replaces in its entirety the section titled "TRUSTEES AND EXECUTIVE OFFICERS" on page 20 of the prospectus:

"TRUSTEES AND EXECUTIVE OFFICERS

     The Trustees and executive officers of the Fund, their ages and their principal occupations during the five years are set forth below. Unless otherwise indicated, the address of each Executive Officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046.

                                                            PRINCIPAL OCCUPATIONS AND BUSINESS
NAMES, POSITION(s) WITH THE FUND AND ADDRESS                    EXPERIENCE FOR PAST 5 YEARS
--------------------------------------------- ---------------------------------------------------------------

Robert H. Graham*, (54)                       Director, President and Chief Executive Officer, A I M
Trustee, Chairman and President               Management Group Inc.; Director and President, A I M Advisors,
                                              Inc.; Director and Senior Vice President, A I M Capital
                                              Management, Inc., A I M Distributors, Inc., A I M Fund
                                              Services, Inc. and Fund Management Company; Director and
                                              Vice Chairman, AMVESCAP PLC (parent of AIM and a global
                                              investment management firm); and Trustee of several other
                                              investment companies registered under the 1940 Act that
                                              are managed or administered by AIM.
--------------------------------------------- ---------------------------------------------------------------

Frank S. Bayley, (62)                         Partner, law firm of Baker & McKenzie; Director and Chairman,
Trustee                                       C.D. Stimson Company (a private investment company); Trustee,
Two Embarcadero Center                        the Badgley Funds; and Trustee of several other investment
Suite 2400                                    companies registered under the 1940 Act that are managed or
San Francisco, CA  94111                      administered by AIM.
--------------------------------------------- ---------------------------------------------------------------

Bruce L. Crockett (57)                        Director, ACE Limited (insurance company).  Formerly,
Trustee                                       Director, President and Chief Executive Officer, COMSAT
906 Frome Lane                                Corporation; and Chairman, Board of Governors of INTELSAT
McLean, VA  22102                             (international communications company). Trustee of several other investment companies registered under the 1940
                                              Act that are managed or administered by AIM.
--------------------------------------------- ---------------------------------------------------------------

Owen Daly II (76)                             Formerly, Director, Cortland Trust, Inc. (investment
Trustee                                       company), CF & I Steel Corp., Monumental Life Insurance
Six Blythewood Road                           Company and Monumental General Insurance Company; and
Baltimore, MD  21210                          Chairman of the Board of Equitable Bancorporation. Trustee
                                              of several other investment companies registered
                                              under the 1940 Act that are managed or administered
                                              by AIM.
--------------------------------------------- ---------------------------------------------------------------

------------
* A trustee who is an "interested person" of the Trust and A I M Advisors, Inc. as defined in the 1940 Act.

                                                            PRINCIPAL OCCUPATIONS AND BUSINESS
NAMES, POSITION(s) WITH THE FUND AND ADDRESS                    EXPERIENCE FOR PAST 5 YEARS
--------------------------------------------- ---------------------------------------------------------------

Albert R. Dowden (59)                         Chairman of the Board of Directors, Cortland Trust, Inc.
Trustee                                       (investment company) and DHJ Media, Inc.; and Director,
1815 Central Park Drive                       Magellan Insurance Company.  Formerly, Director, President
P. O. Box 774000 - PMB #222                   and Chief Executive Officer, Volvo Group North America, Inc.;
Steamboat Springs, CO  80477                  Senior Vice President, AB Volvo; and Director, The Hertz
                                              Corporation, Genmar Corporation (boat manufacturer),
                                              National Media Corporation and Annuity and Life Re
                                              (Holdings), Ltd. Trustee of several other investment
                                              companies registered under the 1940 Act that are managed
                                              or administered by AIM.
--------------------------------------------- ---------------------------------------------------------------

**Edward K. Dunn, Jr. (66)                    Formerly, Chairman of the Board of Directors, Mercantile
Trustee                                       Mortgage Corp.; Vice Chairman of the Board of Directors,
2 Hopkins Plaza                               President and Chief Operating Officer, Mercantile-Safe
8th Floor, Suite 805                          Deposit & Trust Co.; and President, Mercantile Bankshares
Baltimore, MD  21201                          Corp. Trustee of several other investment companies
                                              registered under the 1940 Act that are managed or administered by AIM.
--------------------------------------------- ---------------------------------------------------------------

Jack M. Fields (49)                           Chief Executive Officer, Twenty First Century Group, Inc.
Trustee                                       (governmental affairs company).  Formerly, Member of the U.S.
434 New Jersey Avenue, SE                     House of Representatives.  Trustee of several other
Washington, DC  20003                         investment companies registered under the 1940 Act that are managed or administered by AIM.
--------------------------------------------- ---------------------------------------------------------------

***Carl Frischling (64)                       Partner, Kramer Levin Naftalis & Frankel LLP (law firm), and
Trustee                                       Trustee of several other investment companies registered
919 Third Avenue                              under the 1940 Act that are managed or administered by AIM.
New York, NY  10022
--------------------------------------------- ---------------------------------------------------------------

Prema Mathai-Davis (50)                       Member, Visiting Committee, Harvard University Graduate
Trustee                                       School of Education, New School University.  Formerly, Chief
370 East 76th Street                          Executive Officer, YWCA of the USA; Commissioner, New York
New York,  NY  10021                          City Department of the Aging; and Commissioner, New York City
                                              Metropolitan Transportation Authority.   Trustee of several
                                              other investment companies registered under the 1940 Act that are managed or administered by AIM.
--------------------------------------------- ---------------------------------------------------------------

Lewis F. Pennock (58)                         Partner, Pennock & Cooper (law firm), and Trustee of several
Trustee                                       other investment companies registered under the 1940 Act that
6363 Woodway, Suite 825                       are managed or administered by AIM.
Houston, TX  77057
--------------------------------------------- ---------------------------------------------------------------

-------------
** The AIM Funds have filed a no-action letter with the SEC to support their view that Mr. Dunn is not an interested person of the AIM Funds solely as a result of his position as a director of an insurance holding company that indirectly owns several broker-dealers who may offer shares of the AIM Funds.

*** A trustee who is an "interested person" of the Trust as that term is defined in the 1940 Act. The law firm of which Mr. Frischling is a partner is counsel to the independent directors/trustees of the AIM Funds. Such firm became counsel to the independent trustees of the Fund effective August 17, 2001. The AIM Funds have filed a no-action letter with the SEC to support their view that Mr. Frischling is not an interested person of the AIM Funds solely as a result of his position as a partner of the law firm that acts as counsel to the independent directors/trustees of the AIM Funds, which firm's fees are paid by the AIM Funds.

                                                            PRINCIPAL OCCUPATIONS AND BUSINESS
NAMES, POSITION(s) WITH THE FUND AND ADDRESS                    EXPERIENCE FOR PAST 5 YEARS
--------------------------------------------- ---------------------------------------------------------------

Ruth H. Quigley, (66)                         Private investor; President, Quigley Friedlander & Co., Inc.
Trustee                                       (financial advisory services firm) from 1984 to 1986; and
1055 California Street                        Trustee of several other investment companies registered
San Francisco, CA  94108                      under the 1940 Act that are managed or administered by AIM.
--------------------------------------------- ---------------------------------------------------------------

Louis S. Sklar (61)                           Executive Vice President, Development and Operations, Hines
Trustee                                       Interests Limited Partnership (real estate development), and
The Williams Tower, 50th Floor                Trustee of several other investment companies registered
2800 Post Oak Blvd.                           under the 1940 Act that are managed or administered by AIM.
Houston, TX  77056
--------------------------------------------- ---------------------------------------------------------------

Melville B. Cox, (57)                         Vice President and Chief Compliance Officer, A I M Advisors,
Vice President                                Inc., A I M Capital Management, Inc., A I M Distributors,
                                              Inc.,  A I M Fund Services, Inc. and Fund Management Company.
--------------------------------------------- ---------------------------------------------------------------

Gary T. Crum, (53)                            Director and President, A I M Capital Management, Inc.;
Senior Vice President                         Director and Executive Vice President, A I M Management Group
                                              Inc.; Director and Senior Vice President, A I M Advisors,
                                              Inc.; and Director, A I M Distributors, Inc. and AMVESCAP PLC
                                              (parent of AIM and a global investment management firm).
--------------------------------------------- ---------------------------------------------------------------

Carol F. Relihan, (46)                        Director, Senior Vice President, General Counsel and
Senior Vice President and Secretary           Secretary, A I M Advisors, Inc.; Senior Vice President,
                                              General Counsel and Secretary, A I M Management Group Inc.;
                                              Director, Vice President and General Counsel, Fund Management
                                              Company; General Counsel and Vice President, A I M Fund
                                              Services, Inc.; and Vice President, A I M Capital Management,
                                              Inc. and A I M Distributors, Inc.
--------------------------------------------- ---------------------------------------------------------------

Dana R. Sutton, (42)                          Vice President and Fund Controller, A I M Advisors, Inc.; and
Vice President and Treasurer                  Assistant Vice President and Assistant Treasurer, Fund
                                              Management Company.
--------------------------------------------- ---------------------------------------------------------------

The following information replaces in its entirety the section titled "OTHER INFORMATION" -- "LEGAL MATTERS" on page 27 of the prospectus:

        "LEGAL MATTERS

           The law firm of Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103, Acts as counsel to the Fund. Legal matters in connection with the Shares offered hereby will be passed on for the Fund by Ballard Spahr Andrews & Ingersoll, LLP."